Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net loss	$ (198,028)	$ (288,593)	$ (47,286)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	357,372	335,458	274,281
Amortization, write off of deferred financing fees	48,980	20,548	24,926
Amortization of convertible senior notes debt discount	43,769	38,855	34,144
Amortization of fair value of acquired time charters and drilling contracts	10,759	20,527	7,534
Amortization of cash flow hedge reserve	0	22,904	13,088
Vessel impairment charge	43,490	0	144,688
Loss on sale of assets, net	0	1,179	3,357
Gain on contract cancellation	0	0	(6,202)
Gain on vessel insurance proceeds	0	0	(25,064)
Gain on sale of notes	0	(709)	(1,406)
Forfeiture of advances for vessel acquisitions	0	19,939	0
Amortization of stock based compensation	11,424	13,299	26,568
Interest income on restricted cash	0	0	(4,318)
Change in fair value of derivatives	(88,859)	(54,506)	(38,155)
Security deposits for derivatives	0	24,550	45,500
Amortization of free lubricants benefit	(12)	(14)	(15)
Changes in operating assets and liabilities:
Trade accounts receivable	(147,936)	(33,469)	(114,420)
Due from related parties	1,663	(14,540)	(5,211)
Other current and non-current assets	(33,164)	(58,277)	(52,013)
Accounts payable and other current and non-current liabilities	9,705	41,098	30,569
Accrued liabilities	55,509	57,277	45,561
Due to related parties	(4,139)	(2,768)	(5,805)
Deferred revenue	135,447	94,771	(1,116)
Net Cash Provided by Operating Activities	245,980	237,529	349,205
Cash Flows from Investing Activities:
Vessel insurance proceeds	0	0	58,200
Short term investment	(442)	0	0
Business acquisitions, net of cash acquired	0	0	(58,743)
Purchase of notes	0	0	(75,000)
Sale of notes	0	18,709	58,406
Advances for vessel acquisitions / drilling rigs and drillships under construction	(235,346)	(276,956)	(2,221,427)
Vessel acquisitions and improvements	(181,176)	(177,724)	0
Drilling rigs, drillships equipment and other improvements	(1,051,704)	(97,868)	(78,480)
Proceeds from sale of vessels and contract cancellation	0	116,834	119,059
Decrease in restricted cash	234,338	27,058	375,591
Net Cash Used in Investing Activities	(1,234,330)	(389,947)	(1,822,394)
Cash Flows from Financing Activities:
Proceeds from long-term credit facilities, term loans and senior notes	2,982,576	966,103	2,555,102
Payments of short-term credit facility	0	0	(300,000)
Principal payments of long-term debt	(1,803,366)	(867,932)	(877,793)
Net proceeds from common stock issuance	23,438	0	0
Net proceeds from sale in ownerships of subsidiary	122,960	180,485	0
Payment of financing costs, net	(84,066)	(35,431)	(44,507)
Net Cash Provided by Financing Activities	1,241,542	243,225	1,332,802
Net increase/ (decrease) in cash and cash equivalents	253,192	90,807	(140,387)
Cash and cash equivalents at beginning of year	341,950	251,143	391,530
Cash and cash equivalents at end of year	595,142	341,950	251,143
SUPPLEMENTAL CASH FLOW INFORMATION
Interest, net of amount capitalized	171,649	118,606	34,117
Income taxes	50,392	45,450	23,199
Non cash financing and investing activities
Issuance of non-vested shares	10	0	90
Fair value of preferred share dividend	$ 0	$ 0	$ 4,466